Note 26 - Components of Deposits (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 220,501	€ 228,731
Interest-bearing deposits [Abstract]
Demand deposits	154,704	135,276
Time deposits	106,551	121,120
Savings deposits	85,989	87,081
Total interest-bearing deposits	347,244	343,477
Total deposits	€ 567,745	€ 572,208